Assets under management (Details) - CHF (SFr) SFr in Billions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	SFr 185.2	SFr 165.7
Assets with discretionary mandates	267.3	238.6
Other assets under management	923.6	846.8
Assets under management (including double counting)	1,376.1	1,251.1	SFr 1,214.1
of which double counting	46.2	32.8
Bank
Assets under management [Line Items]
Assets in collective investment instruments managed by Credit Suisse	177.4	158.5
Assets with discretionary mandates	267.3	238.6
Other assets under management	923.6	846.8
Assets under management (including double counting)	1,368.3	1,243.9	SFr 1,214.1
of which double counting	SFr 44.6	SFr 31.3